Payments, Details - Exxon Mobil Corp (Dodd Frank Only) [Member] - 12 months ended Dec. 31, 2023 - USD ($) $ in Millions	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method	In-kind	In-kind Calc.
#: 1
	$ 0.4	Fees	ARGENTINA	snj:AR-V	Administracion Federal de Ingresos Publicos (AFIP) [Member]	Tierra del Fuego-Offshore-Argentinian Sea-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 2
	0.2	Taxes	ARGENTINA	snj:AR-Q	Provincia del Neuquén [Member]	Neuquén-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 3
	35.2	Royalties	ARGENTINA	snj:AR-Q	Provincia del Neuquén [Member]	Neuquén-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 4
	0.5	Fees	ARGENTINA	snj:AR-Q	Provincia del Neuquén [Member]	Neuquén-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 5
	0.5	Fees	ARGENTINA	snj:AR-Q	Secretaria de Energia, Republica Argentina [Member]	Neuquén-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 6
	320.4	Taxes	AUSTRALIA	snj:AU-VIC	Australian Taxation Office [Member]	Victoria-Offshore-Bass Strait-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 7
	31.2	Taxes	AUSTRALIA	snj:AU-WA	Australian Taxation Office [Member]	Western Australia-Offshore-Indian Ocean-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 8
	819.9	Taxes	AUSTRALIA		Australian Taxation Office [Member]	Entity Level Payment - AU [Member]
#: 9
	0.7	Royalties	AUSTRALIA	snj:AU-WA	Department of Industry, Science and Resources [Member]	Western Australia-Onshore-Oil [Member]	Oil [Member]	Upstream [Member]	Well
#: 10
	0.6	Fees	AUSTRALIA	snj:AU-VIC	Energy Safe Victoria [Member]	Victoria-Offshore-Bass Strait-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 11
	0.8	Fees	AUSTRALIA	snj:AU-VIC	Environmental Protection Authority [Member]	Victoria-Offshore-Bass Strait-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 12
	2.2	Fees	AUSTRALIA	snj:AU-VIC	Gippsland Water [Member]	Victoria-Offshore-Bass Strait-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 13
	6.7	Fees	AUSTRALIA	snj:AU-VIC	National Offshore Petroleum Safety and Environmental Management Authority (NOPSEMA) [Member]	Victoria-Offshore-Bass Strait-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 14
	1.9	Fees	AUSTRALIA	snj:AU-VIC	State Revenue Office Victoria [Member]	Victoria-Offshore-Bass Strait-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 15
	1.0	Fees	AUSTRALIA	snj:AU-VIC	The National Offshore Petroleum Titles Administrator (NOPTA) [Member]	Victoria-Offshore-Bass Strait-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 16
	0.1	Fees	AUSTRALIA	snj:AU-VIC	Victoria Workcover Authority [Member]	Victoria-Offshore-Bass Strait-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 17
	3.2	Fees	AUSTRALIA	snj:AU-VIC	Wellington Shire Council [Member]	Victoria-Offshore-Bass Strait-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 18
	39.6	Taxes	AZERBAIJAN	snj:AZ-BA	State Tax Services of the Republic of Azerbaijan [Member]	Baku-Offshore-Caspian Sea-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 19
	0.9	Comm. Social Resp.	BRAZIL	snj:BR-SP	Financiadora de Estudos e Projetos [Member]	São Paulo-Offshore-Santos Basin-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 20
	3.2	Comm. Social Resp.	BRAZIL	snj:BR-SP	Fundacao Coordenacao de Projetos, Pesquisas e Estudos Tecnologicos [Member]	São Paulo-Offshore-Santos Basin-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 21
	0.3	Comm. Social Resp.	BRAZIL	snj:BR-SP	Fundacao da Universidade Federal do Parana [Member]	São Paulo-Offshore-Santos Basin-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 22
	0.4	Comm. Social Resp.	BRAZIL	snj:BR-SP	Fundacao de Apoio a Universidade de Sao Paulo [Member]	São Paulo-Offshore-Santos Basin-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 23
	0.2	Comm. Social Resp.	BRAZIL	snj:BR-SP	Fundacao de Apoio a Universidade Federal do Rio Grande do Sul [Member]	São Paulo-Offshore-Santos Basin-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 24
	0.1	Comm. Social Resp.	BRAZIL	snj:BR-SP	Fundacao de Apoio a Universidade Federal Rural do Rio de Janeiro [Member]	São Paulo-Offshore-Santos Basin-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 25
	0.4	Comm. Social Resp.	BRAZIL	snj:BR-SP	Fundacao de Ciencia Aplicacoes e Tecnologia Espaciais [Member]	São Paulo-Offshore-Santos Basin-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 26
	0.3	Comm. Social Resp.	BRAZIL	snj:BR-SP	Fundacao de Desenvolvimento da Pesquisa [Member]	São Paulo-Offshore-Santos Basin-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 27
	0.2	Comm. Social Resp.	BRAZIL	snj:BR-SP	Fundacao de Desenvolvimento da Unicamp [Member]	São Paulo-Offshore-Santos Basin-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 28
	(0.9)	Taxes	BRAZIL		Ministerio da Fazenda [Member]	Entity Level Payment - BR [Member]
#: 29
	1.4	Fees	BRAZIL	snj:BR-RJ	Ministerio da Fazenda [Member]	Rio de Janeiro-Offshore-Campos Basin-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 30
	0.8	Fees	BRAZIL	snj:BR-SP	Ministerio da Fazenda [Member]	São Paulo-Offshore-Santos Basin-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 31
	1.2	Fees	BRAZIL	snj:BR-SE	Ministerio da Fazenda [Member]	Sergipe-Offshore-Sergipe-Alagoas Basin-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 32
	6.9	Bonuses	EGYPT	snj:EG-ALX	Egyptian Natural Gas Holding Company (EGAS) [Member]	Al Iskandarīyah-Offshore-Mediterranean Sea-Oil [Member]	Oil [Member]	Upstream [Member]	Well
#: 33
	1.9	Fees	EGYPT	snj:EG-ALX	Egyptian Natural Gas Holding Company (EGAS) [Member]	Al Iskandarīyah-Offshore-Mediterranean Sea-Oil [Member]	Oil [Member]	Upstream [Member]	Well
#: 34
	32.8	Prod. Entitlements	EQUATORIAL GUINEA	snj:GQ-BN	Guinea Ecuatorial de Petróleos (GEPetrol) [Member]	Bioko Norte-Offshore-Gulf of Guinea-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 35
	2.4	Prod. Entitlements	EQUATORIAL GUINEA	snj:GQ-BN	Ministry of Mines and Hydrocarbons [Member]	Bioko Norte-Offshore-Gulf of Guinea-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 36
	65.9	Royalties	EQUATORIAL GUINEA	snj:GQ-BN	Ministry of Mines and Hydrocarbons [Member]	Bioko Norte-Offshore-Gulf of Guinea-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 37
	74.9	Taxes	EQUATORIAL GUINEA	snj:GQ-BN	Ministry of Taxes / Public Treasury [Member]	Bioko Norte-Offshore-Gulf of Guinea-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 38
	12.5	Fees	EQUATORIAL GUINEA	snj:GQ-BN	Ministry of Taxes / Public Treasury [Member]	Bioko Norte-Offshore-Gulf of Guinea-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 39
	0.7	Comm. Social Resp.	EQUATORIAL GUINEA	snj:GQ-BN	Ministry of Taxes / Public Treasury [Member]	Bioko Norte-Offshore-Gulf of Guinea-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 40
	1.4	Fees	GREECE	snj:GR-B	Hellenic Hydrocarbons and Energy Resources Management Company (HEREMA) [Member]	Thessaloniki-Offshore-Cretan Sea-Oil [Member]	Oil [Member]	Upstream [Member]	Well
#: 41
	184.5	Taxes	INDONESIA	snj:ID-JT	Directorate General Of Taxation [Member]	Jawa Tengah-Onshore-Oil [Member]	Oil [Member]	Upstream [Member]	Well
#: 42
	681.4	Prod. Entitlements	INDONESIA	snj:ID-JT	Pertamina Ep Cepu [Member]	Jawa Tengah-Onshore-Oil [Member]	Oil [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 43
	33.0	Prod. Entitlements	INDONESIA	snj:ID-JT	PT. Blora Patragas Hulu (Perseroda) [Member]	Jawa Tengah-Onshore-Oil [Member]	Oil [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 44
	67.9	Prod. Entitlements	INDONESIA	snj:ID-JT	PT. Asri Dharma Sejahtera [Member]	Jawa Tengah-Onshore-Oil [Member]	Oil [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 45
	34.0	Prod. Entitlements	INDONESIA	snj:ID-JT	PT. Petrogas Jatim Utama Cendana [Member]	Jawa Tengah-Onshore-Oil [Member]	Oil [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 46
	16.5	Prod. Entitlements	INDONESIA	snj:ID-JT	PT. Sarana Patra Hulu Cepu [Member]	Jawa Tengah-Onshore-Oil [Member]	Oil [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 47
	3,575.2	Prod. Entitlements	INDONESIA	snj:ID-JT	SKK Migas [Member]	Jawa Tengah-Onshore-Oil [Member]	Oil [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 48
	1.2	Fees	INDONESIA	snj:ID-JT	Directorate General Of Marine Transportation [Member]	Jawa Tengah-Onshore-Oil [Member]	Oil [Member]	Upstream [Member]	Well
#: 49
	0.3	Fees	INDONESIA	snj:ID-JT	Perusahaan Umum Perum Jasa Tirta [Member]	Jawa Tengah-Onshore-Oil [Member]	Oil [Member]	Upstream [Member]	Well
#: 50
	1.6	Fees	INDONESIA	snj:ID-JT	SKK Migas [Member]	Jawa Tengah-Onshore-Oil [Member]	Oil [Member]	Upstream [Member]	Well
#: 52
	0.6	Fees	INDONESIA	snj:ID-ST	SKK Migas [Member]	Sulawesi Tengah-Offshore-Makassar Straight-Oil [Member]	Oil [Member]	Upstream [Member]	Well
#: 53
	0.2	Fees	INDONESIA	snj:ID-JT	SKK Migas [Member]	Jawa Tengah-Offshore-Indonesia Open Area-Oil [Member]	Oil [Member]	Upstream [Member]	Well
#: 54
	0.7	Fees	INDONESIA	snj:ID-ST	SKK Migas [Member]	Sulawesi Tengah-Offshore-Indonesia Open Area-Oil [Member]	Oil [Member]	Upstream [Member]	Well
#: 55
	28.8	Taxes	IRAQ	snj:IQ-BA	General Commission for Taxes [Member]	Al Başrah-Onshore-Oil [Member]	Oil [Member]	Upstream [Member]	Well
#: 56
	6.1	Taxes	KAZAKHSTAN	snj:KZ-ATY	Atyrau Tax Committee [Member]	Atyrauskaya oblast'-Offshore-Caspian Sea- Kashagan Field-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 57
	3.3	Fees	KAZAKHSTAN	snj:KZ-ATY	Atyrau Tax Committee [Member]	Atyrauskaya oblast'-Offshore-Caspian Sea- Kashagan Field-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 58
	2.7	Fees	KAZAKHSTAN		KazTransOil [Member]	Entity Level Payment - KZ [Member]
#: 59
	277.8	Taxes	MALAYSIA		Inland Revenue Board of Malaysia [Member]	Entity Level Payment - MY [Member]
#: 60
	2,388.9	Prod. Entitlements	MALAYSIA	snj:MY-11	PETRONAS [Member]	Terengganu-Offshore-South China Sea-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 61
	92.6	Taxes	MALAYSIA	snj:MY-11	PETRONAS [Member]	Terengganu-Offshore-South China Sea-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 62
	447.3	Royalties	MALAYSIA	snj:MY-11	PETRONAS [Member]	Terengganu-Offshore-South China Sea-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 63
	39.5	Fees	MOZAMBIQUE	snj:MZ-Q	Instituto Nacional de Petroleo (INP) [Member]	Zambezia-Offshore-Zambezi Basin-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 64
	4.7	Taxes	MOZAMBIQUE	snj:MZ-P	Unidade de Grandes Contribuintes [Member]	Cabo Delgado-Offshore-Rovuma Basin-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 65
	1.9	Comm. Social Resp.	NIGERIA	snj:NG-AK	Akwa Ibom State Government [Member]	Akwa Ibom-Offshore-Atlantic Ocean (Bight of Biafra)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 66
	1,686.7	Taxes	NIGERIA		Federal Inland Revenue Service [Member]	Entity Level Payment - NG [Member]				Yes	Valued based on production agreements
#: 67
	0.7	Taxes	NIGERIA	snj:NG-LA	Lagos State Board of Internal Revenue [Member]	Lagos-Offshore-Atlantic Ocean (Bight of Biafra)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 68
	72.4	Comm. Social Resp.	NIGERIA		Nigeria Host Community Development Trust Fund [Member]	Entity Level Payment - NG [Member]
#: 69
	2.8	Comm. Social Resp.	NIGERIA	snj:NG-CR	Nigerian Content Development and Monitoring Board [Member]	Cross River-Offshore-Atlantic Ocean (Bight of Biafra)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 70
	90.7	Prod. Entitlements	NIGERIA	snj:NG-AK	Nigerian National Petroleum Company (NNPC) Limited [Member]	Akwa Ibom-Offshore-Atlantic Ocean (Bight of Benin)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 71
	228.0	Prod. Entitlements	NIGERIA	snj:NG-ON	Nigerian National Petroleum Company (NNPC) Limited [Member]	Ondo-Offshore-Atlantic Ocean (Bight of Benin)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 72
	1.4	Infrastructure	NIGERIA	snj:NG-AK	Nigerian National Petroleum Company (NNPC) Limited [Member]	Akwa Ibom-Offshore-Atlantic Ocean (Bight of Biafra)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 73
	122.5	Royalties	NIGERIA	snj:NG-AK	Nigerian Upstream Petroleum Regulatory Commission c/o Nigerian Midstream and Downstream Petroleum Regulatory Authority [Member]	Akwa Ibom-Offshore-Atlantic Ocean (Bight of Benin)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 74
	381.3	Royalties	NIGERIA	snj:NG-AK	Nigerian Upstream Petroleum Regulatory Commission c/o Nigerian Midstream and Downstream Petroleum Regulatory Authority [Member]	Akwa Ibom-Offshore-Atlantic Ocean (Bight of Biafra)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 75
	245.9	Royalties	NIGERIA	snj:NG-ON	Nigerian Upstream Petroleum Regulatory Commission c/o Nigerian Midstream and Downstream Petroleum Regulatory Authority [Member]	Ondo-Offshore-Atlantic Ocean (Bight of Benin)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 76
	11.3	Royalties	NIGERIA	snj:NG-RI	Nigerian Upstream Petroleum Regulatory Commission c/o Nigerian Midstream and Downstream Petroleum Regulatory Authority [Member]	Rivers-Offshore-Atlantic Ocean-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 77
	0.9	Fees	NIGERIA	snj:NG-AK	Akwa Ibom State Government [Member]	Akwa Ibom-Offshore-Atlantic Ocean (Bight of Biafra)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 78
	5.2	Fees	NIGERIA	snj:NG-AK	Federal Government [Member]	Akwa Ibom-Offshore-Atlantic Ocean (Bight of Biafra)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 79
	0.5	Fees	NIGERIA	snj:NG-AK	Federal Government [Member]	Akwa Ibom-Offshore-Atlantic Ocean (Bight of Benin)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 80
	1.4	Fees	NIGERIA	snj:NG-ON	Federal Government [Member]	Ondo-Offshore-Atlantic Ocean (Bight of Benin)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 81
	6.7	Fees	NIGERIA		Federal Inland Revenue Service [Member]	Entity Level Payment - NG [Member]
#: 82
	4.8	Fees	NIGERIA	snj:NG-AK	Industrial Training Fund [Member]	Akwa Ibom-Offshore-Atlantic Ocean (Bight of Biafra)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 83
	0.4	Fees	NIGERIA	snj:NG-AK	Local Government [Member]	Akwa Ibom-Offshore-Atlantic Ocean (Bight of Biafra)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 84
	82.4	Fees	NIGERIA		Niger Delta Development Commission [Member]	Entity Level Payment - NG [Member]
#: 85
	6.5	Fees	NIGERIA	snj:NG-AK	Nigerian Content Development and Monitoring Board [Member]	Akwa Ibom-Offshore-Atlantic Ocean (Bight of Biafra)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 86
	1.3	Fees	NIGERIA	snj:NG-AK	Nigerian Content Development and Monitoring Board [Member]	Akwa Ibom-Offshore-Atlantic Ocean (Bight of Benin)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 87
	2.1	Fees	NIGERIA	snj:NG-ON	Nigerian Content Development and Monitoring Board [Member]	Ondo-Offshore-Atlantic Ocean (Bight of Benin)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 88
	7.9	Fees	NIGERIA	snj:NG-AK	Nigerian National Petroleum Company (NNPC) Limited [Member]	Akwa Ibom-Offshore-Atlantic Ocean (Bight of Biafra)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 89
	1.2	Fees	NIGERIA	snj:NG-AK	Nigerian National Petroleum Company (NNPC) Limited [Member]	Akwa Ibom-Offshore-Atlantic Ocean (Bight of Benin)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 90
	0.9	Fees	NIGERIA	snj:NG-ON	Nigerian National Petroleum Company (NNPC) Limited [Member]	Ondo-Offshore-Atlantic Ocean (Bight of Benin)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 91
	43.4	Fees	NIGERIA	snj:NG-AK	Nigerian Upstream Petroleum Regulatory Commission c/o Nigerian Midstream and Downstream Petroleum Regulatory Authority [Member]	Akwa Ibom-Offshore-Atlantic Ocean (Bight of Biafra)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 92
	8.9	Fees	NIGERIA	snj:NG-AK	Nigerian Upstream Petroleum Regulatory Commission c/o Nigerian Midstream and Downstream Petroleum Regulatory Authority [Member]	Akwa Ibom-Offshore-Atlantic Ocean (Bight of Benin)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 93
	11.0	Fees	NIGERIA	snj:NG-ON	Nigerian Upstream Petroleum Regulatory Commission c/o Nigerian Midstream and Downstream Petroleum Regulatory Authority [Member]	Ondo-Offshore-Atlantic Ocean (Bight of Benin)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 94
	0.2	Fees	NIGERIA	snj:NG-RI	Other Federal Ministries [Member]	Rivers-Offshore-Atlantic Ocean-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 95
	176.1	Taxes	PAPUA NEW GUINEA	snj:PG-HLA	Department of Petroleum & Energy [Member]	Hela-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 96
	22.9	Taxes	PAPUA NEW GUINEA	snj:PG-SHM	Department of Works [Member]	Southern Highlands-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 97
	301.3	Taxes	PAPUA NEW GUINEA		Internal Revenue Commission [Member]	Entity Level Payment - PG [Member]
#: 98
	266.7	Dividends	PAPUA NEW GUINEA		Kumul Petroleum PNG Holdings Limited [Member]	Entity Level Payment - PG [Member]
#: 99
	91.0	Dividends	PAPUA NEW GUINEA		Mineral Resources Development Company [Member]	Entity Level Payment - PG [Member]
#: 100
	0.1	Fees	PAPUA NEW GUINEA	snj:PG-CPM	Conservation and Environment Protection Authority [Member]	Central-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 101
	0.0	Fees	PAPUA NEW GUINEA	snj:PG-GPK	Department of Petroleum & Energy [Member]	Gulf-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 102
	0.2	Fees	PAPUA NEW GUINEA	snj:PG-HLA	Department of Petroleum & Energy [Member]	Hela-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 103
	0.0	Fees	PAPUA NEW GUINEA	snj:PG-NCD	Department of Petroleum & Energy [Member]	National Capital District (Port Moresby)-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 104
	0.5	Fees	PAPUA NEW GUINEA	snj:PG-SHM	Conservation and Environment Protection Authority [Member]	Southern Highlands-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 105
	0.2	Fees	PAPUA NEW GUINEA	snj:PG-WPD	Department of Petroleum & Energy [Member]	Western-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 106
	147.5	Taxes	QATAR	snj:QA-KH	General Tax Authority [Member]	Al Khawr wa adh Dhakhīrah-Offshore-Arabian Gulf-Gas [Member]	Gas [Member]	Upstream [Member]	Well
#: 107
	0.5	Comm. Social Resp.	QATAR	snj:QA-DA	INJAZ Qatar Establishment [Member]	Ad Dawḩah-Offshore-Arabian Gulf-Gas [Member]	Gas [Member]	Upstream [Member]	Well
#: 108
	0.8	Comm. Social Resp.	QATAR	snj:QA-DA	Ministry of Education and Higher Education [Member]	Ad Dawḩah-Offshore-Arabian Gulf-Gas [Member]	Gas [Member]	Upstream [Member]	Well
#: 109
	0.3	Comm. Social Resp.	QATAR	snj:QA-DA	Ministry of Environment and Climate Change [Member]	Ad Dawḩah-Offshore-Arabian Gulf-Gas [Member]	Gas [Member]	Upstream [Member]	Well
#: 110
	0.2	Comm. Social Resp.	QATAR	snj:QA-DA	Qatar Foundation [Member]	Ad Dawḩah-Offshore-Arabian Gulf-Gas [Member]	Gas [Member]	Upstream [Member]	Well
#: 111
	1.1	Comm. Social Resp.	QATAR	snj:QA-DA	Qatar Museums Authority [Member]	Ad Dawḩah-Offshore-Arabian Gulf-Gas [Member]	Gas [Member]	Upstream [Member]	Well
#: 112
	0.5	Comm. Social Resp.	QATAR	snj:QA-DA	Qatar University [Member]	Ad Dawḩah-Offshore-Arabian Gulf-Gas [Member]	Gas [Member]	Upstream [Member]	Well
#: 113
	1,653.0	Prod. Entitlements	QATAR	snj:QA-KH	QatarEnergy [Member]	Al Khawr wa adh Dhakhīrah-Offshore-Arabian Gulf-Gas [Member]	Gas [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 114
	31.4	Dividends	QATAR	snj:QA-KH	QatarEnergy [Member]	Al Khawr wa adh Dhakhīrah-Offshore-Arabian Gulf-Gas [Member]	Gas [Member]	Upstream [Member]	Well
#: 115
	0.6	Comm. Social Resp.	QATAR	snj:QA-DA	QatarEnergy [Member]	Ad Dawḩah-Offshore-Arabian Gulf-Gas [Member]	Gas [Member]	Upstream [Member]	Well
#: 116
	2.0	Comm. Social Resp.	QATAR	snj:QA-DA	Teach For Qatar [Member]	Ad Dawḩah-Offshore-Arabian Gulf-Gas [Member]	Gas [Member]	Upstream [Member]	Well
#: 117
	3.9	Royalties	THAILAND	snj:TH-40	Department of Mineral Fuels, Ministry Of Energy [Member]	Khon Kaen-Onshore-Gas [Member]	Gas [Member]	Upstream [Member]	Well
#: 118
	11.4	Taxes	THAILAND	snj:TH-40	Revenue Department [Member]	Khon Kaen-Onshore-Gas [Member]	Gas [Member]	Upstream [Member]	Well
#: 119
	5,634.5	Taxes	UNITED ARAB EMIRATES	snj:AE-AZ	Department of Finance, Abu Dhabi [Member]	Abū Z̧aby-Offshore-Persian Gulf-Oil [Member]	Oil [Member]	Upstream [Member]	Well
#: 120
	1,775.7	Royalties	UNITED ARAB EMIRATES	snj:AE-AZ	Department of Finance, Abu Dhabi [Member]	Abū Z̧aby-Offshore-Persian Gulf-Oil [Member]	Oil [Member]	Upstream [Member]	Well
#: 121
	0.3	Fees	UNITED STATES	snj:US-NM	Bureau of Land Management [Member]	New Mexico-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 122
	1,161.8	Taxes	UNITED STATES		Internal Revenue Service [Member]	Entity Level Payment - US [Member]
#: 123
	0.3	Bonuses	UNITED STATES	snj:US-TX	Federal Deposit Insurance Corporation [Member]	Texas-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 124
	9.8	Bonuses	UNITED STATES	snj:US-TX	Office of Natural Resources Revenue [Member]	Texas-Offshore-Gulf of Mexico-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 125
	3.7	Fees	UNITED STATES	snj:US-LA	Office of Natural Resources Revenue [Member]	Louisiana-Offshore-Gulf of Mexico-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 126
	6.9	Fees	UNITED STATES	snj:US-TX	Office of Natural Resources Revenue [Member]	Texas-Offshore-Gulf of Mexico-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 127
	(0.4)	Royalties	UNITED STATES	snj:US-CA	Office of Natural Resources Revenue [Member]	California-Offshore-Pacific Ocean-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 128
	0.3	Royalties	UNITED STATES	snj:US-CO	U.S. Department of Justice [Member]	Colorado-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 129
	12.4	Royalties	UNITED STATES	snj:US-CO	Office of Natural Resources Revenue [Member]	Colorado-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 130
	0.3	Royalties	UNITED STATES	snj:US-LA	U.S. Department of Justice [Member]	Louisiana-Offshore-Gulf of Mexico-Gas [Member]	Gas [Member]	Upstream [Member]	Well
#: 131
	160.2	Royalties	UNITED STATES	snj:US-LA	Office of Natural Resources Revenue [Member]	Louisiana-Offshore-Gulf of Mexico-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 132
	0.0	Royalties	UNITED STATES	snj:US-LA	U.S. Department of Justice [Member]	Louisiana-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 133
	0.4	Royalties	UNITED STATES	snj:US-LA	Office of Natural Resources Revenue [Member]	Louisiana-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 134
	0.0	Royalties	UNITED STATES	snj:US-MT	U.S. Department of Justice [Member]	Montana-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 135
	11.8	Royalties	UNITED STATES	snj:US-MT	Office of Natural Resources Revenue [Member]	Montana-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 136
	5.1	Royalties	UNITED STATES	snj:US-NM	U.S. Department of Justice [Member]	New Mexico-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 137
	686.7	Royalties	UNITED STATES	snj:US-NM	Office of Natural Resources Revenue [Member]	New Mexico-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 138
	0.5	Royalties	UNITED STATES	snj:US-ND	U.S. Department of Justice [Member]	North Dakota-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 139
	132.3	Royalties	UNITED STATES	snj:US-ND	Office of Natural Resources Revenue [Member]	North Dakota-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 140
	0.0	Royalties	UNITED STATES	snj:US-OK	U.S. Department of Justice [Member]	Oklahoma-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 141
	0.5	Royalties	UNITED STATES	snj:US-OK	Office of Natural Resources Revenue [Member]	Oklahoma-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 142
	5.9	Royalties	UNITED STATES	snj:US-TX	Office of Natural Resources Revenue [Member]	Texas-Offshore-Gulf of Mexico-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 143
	0.8	Royalties	UNITED STATES	snj:US-TX	U.S. Department of Justice [Member]	Texas-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 144
	0.1	Royalties	UNITED STATES	snj:US-TX	Office of Natural Resources Revenue [Member]	Texas-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 145
	2.2	Royalties	UNITED STATES	snj:US-UT	U.S. Department of Justice [Member]	Utah-Onshore-Gas [Member]	Gas [Member]	Upstream [Member]	Well
#: 146
	0.0	Royalties	UNITED STATES	snj:US-UT	Office of Natural Resources Revenue [Member]	Utah-Onshore-Gas [Member]	Gas [Member]	Upstream [Member]	Well
#: 147
	67.2	Royalties	UNITED STATES	snj:US-WY	Office of Natural Resources Revenue [Member]	Wyoming-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 148
	1.2	Royalties	UNITED STATES	snj:US-WY	U.S. Department of Justice [Member]	Wyoming-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 149
	37.3	Royalties	UNITED STATES	snj:US-WY	Bureau of Land Management [Member]	Wyoming-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 150
	$ 0.2	Comm. Social Resp.	VIET NAM	snj:VN-27	Vietnam Oil and Gas Group (Petrovietnam) [Member]	Quang Nam-Offshore-Pacific Ocean-Gas [Member]	Gas [Member]	Upstream [Member]	Well